INCOME TAX - Valuation Allowance (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)
Movements in the valuation allowance
Balance at the beginning of the period	₽ (1,730)	$ (21.9)	₽ (922)	₽ (659)
Charged to expenses	(2,285)	(29.0)	(850)	(332)
Foreign currency translation adjustment	205	2.6	42	69
Balance at the end of the period	₽ (3,810)	$ (48.3)	₽ (1,730)	₽ (922)